Segment Information - Schedule of Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total Revenues	$ 786,654	$ 668,146	$ 670,883	$ 754,330	$ 740,433	$ 593,153	$ 560,469	$ 654,737	$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 2,880,013	$ 2,548,792	$ 2,460,490
United States
Segment Reporting Information [Line Items]
Total Revenues													2,664,670	2,345,134	2,256,600
Canada
Segment Reporting Information [Line Items]
Total Revenues													$ 215,343	$ 203,658	$ 203,890